Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
NON-CURRENT ASSETS
Vessels, net	$ 100,557	$ 129,461
Advances for vessel purchase	47,246	28,172
Office furniture and equipment	85	90
Right of use asset	182	493
Restricted cash	3,530	3,590
Fair value of derivative financial instruments	495	1,315
Other non-current assets	10	10
Total non-current assets	152,105	163,131
CURRENT ASSETS
Current portion of fair value of derivative financial instruments	808	1,092
Trade accounts receivable, net	1,151	109
Inventories	1,256	3,028
Prepayments and other assets	1,789	2,887
Restricted cash	90	2,378
Cash and cash equivalents	74,202	52,833
Total current assets	79,296	62,327
TOTAL ASSETS	231,401	225,458
EQUITY
Issued share capital	82	82
Share premium	284,406	284,406
Accumulated deficit	(108,518)	(113,790)
Total equity	175,970	170,698
NON-CURRENT LIABILITIES
Long-term borrowings, net of current portion	45,759	37,522
Provision for staff retirement indemnities	171	148
Lease liabilities	0	188
Total non-current liabilities	45,930	37,858
CURRENT LIABILITIES
Current portion of long-term borrowings	6,500	6,803
Trade accounts payable and other	362	3,548
Accrued liabilities and other payables	1,763	5,814
Current portion of lease liabilities	188	321
Deferred revenue	688	416
Total current liabilities	9,501	16,902
TOTAL LIABILITIES	55,431	54,760
TOTAL EQUITY AND LIABILITIES	$ 231,401	$ 225,458